Borrowings - Narratives (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings
Short-term borrowings	¥ 311,000	¥ 585,000
Supplier finance program	342,647	221,523	¥ 186,261
Drawn down amount	39,884
Long-term banking facility
Borrowings
Amount of commercial bank in the PRC	363,000
Drawn down amount	39,844
Interest costs capitalized	¥ 300
Long-term banking facility | 5-year LPR
Borrowings
Spread on variable rate	(0.35%)
Unsecured revolving credit facilities
Borrowings
Aggregate amount	¥ 2,070,000	2,440,000
Amount drawn	730,555	844,434
Short-term borrowings	311,000	585,000
Bank guarantees	70,378	66,240
Supplier finance program	342,647	¥ 193,194
Commercial notes receivables discounted	¥ 6,530
Unsecured revolving credit facilities | Loan Prime Rate | Minimum
Borrowings
Spread on variable rate	(0.88%)	(0.65%)
Unsecured revolving credit facilities | Loan Prime Rate | Maximum
Borrowings
Spread on variable rate	(0.50%)	(0.05%)
Unsecured revolving credit facilities | One-year LPR
Borrowings
Variable rate basis	3.10%	3.45%